Financial instruments	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Financial instruments	Financial instruments
Fair value by hierarchy
As required by IFRS, financial assets and liabilities recorded at fair value in the Condensed Consolidated Interim Financial Statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on an increasing amount of subjectivity associated with the inputs to derive fair value for these assets and liabilities, which are as follows:

Assets and liabilities carried at Level 1 fair value hierarchy are listed in active markets.

Assets and liabilities carried at Level 2 fair value hierarchy are valued using corroborated market data.

As of June 30, 2019, there were no financial assets or liabilities carried at Level 1 fair value, and Level 2 financial assets and liabilities included derivative financial instruments. As of December 31, 2018, there were no financial assets or liabilities carried at Level 1 fair value or Level 2 fair value.

Level 3 inputs are unobservable for the asset or liability. The assets and liabilities generally included in Level 3 fair value hierarchy are long-term financial investments measured at fair value through Other comprehensive income ("FVOCI"), a fund investment and contingent consideration carried at fair value.

The below tables summarize assets and liabilities measured at fair value on a recurring basis or at amortized cost.

	June 30, 2019
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(2)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	22	—	22
Fund investments	—	—	25	—	25
Long-term receivables from customers	—	—	—	147	147
Non-current minimum lease payments from finance lease agreements	—	—	—	82	82
Long-term loans, advances, security deposits and warrant options	—	—	—	81	81
Total non-current financial assets	—	—	47	310	357
Current financial assets(1)
Current portion of long-term receivables from customers	—	—	—	131	131
Minimum lease payments from finance lease agreements	—	—	—	53	53
Other receivables, security deposits and current assets	—	—	—	145	145
VAT receivables	—	—	—	67	67
Derivative financial instruments	—	1	—	—	1
Total current financial assets	—	1	—	396	397
Total financial assets at fair value and amortized cost or cost	—	1	47	706	754
Financial liabilities
Contingent consideration payables	—	—	(293)	—	(293)
Non-current financial debt	—	—	—	(1,751)	(1,751)
Current financial debt	—	—	—	(1,759)	(1,759)
Derivative financial instruments	—	(12)	—	—	(12)
Total financial liabilities at fair value and amortized cost	—	(12)	(293)	(3,510)	(3,815)
(1) Current financial assets referenced in the above table are recorded in Other current assets.
(2) Carrying amount is a reasonable approximation of fair value.

	December 31, 2018
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(2)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	19	—	19
Fund investments	—	—	27	—	27
Long-term receivables from customers	—	—	—	164	164
Non-current minimum lease payments from finance lease agreements	—	—	—	91	91
Long-term loans, advances, security deposits and warrant options	—	—	—	87	87
Total non-current financial assets	—	—	46	342	388
Current financial assets(1)
Current portion of long-term receivables from customers	—	—	—	133	133
Minimum lease payments from finance lease agreements	—	—	—	57	57
Other receivables, security deposits and current assets	—	—	—	83	83
VAT receivables	—	—	—	68	68
Derivative financial instruments	—	—	—	—	—
Total current financial assets	—	—	—	341	341
Total financial assets at fair value and amortized cost or cost	—	—	46	683	729
Financial liabilities
Contingent consideration payables	—	—	(162)	—	(162)
Non-current financial debt	—	—	—	—	—
Current financial debt	—	—	—	(47)	(47)
Derivative financial instruments	—	—	—	—	—
Total financial liabilities at fair value and amortized cost	—	—	(162)	(47)	(209)
(1) Current financial assets referenced in the above table are recorded in Other current assets.
(2) Carrying amount is a reasonable approximation of fair value.
The carrying amount is a reasonable approximation of fair value for all other financial assets and liabilities as of June 30, 2019, including Cash & cash equivalents, Trade receivables, Income tax receivables, and Trade payables.
There were no transfers of financial instruments between levels in the fair value hierarchy during the six months ended June 30, 2019.
Level 3 financial instruments measured at fair value on a recurring basis
Financial assets

	Long-term financial investments measured at FVOCI		Fund investment
($ millions)	2019	2018	2019	2018
Balance as of January 1(1)	19	26	27	25
Additions	8	11	—	—
Cash receipts and payments	—	—	—	(5)
Gains/(losses) recognized in consolidated statement of comprehensive income	(7)	—	—	—
Unrealized gains/(losses) in income statement	—	—	(2)	49
Reclassification	2	5	—	—
Balance as of June 30	22	42	25	69
(1) January 1, 2018 balances reflected in this table are as adjusted for adoption of IFRS 9, Financial Instruments.
Financial liabilities

	Contingent consideration liabilities
($ millions)	2019	2018
Balance as of January 1	(162)	(113)
Additions	(135)	—
Accretion for passage of time	(9)	(10)
Adjustments for change in assumptions	13	—
Payments	—	—
Balance as of June 30	(293)	(123)

Contingent consideration additions of $135 million relate to the acquisition of PowerVision, Inc. in March 2019 as described in Note 3 of these Condensed Consolidated Interim Financial Statements. Adjustments for changes in assumptions of $13 million are primarily related to the expected timing of settlement for development milestones. As of June 30, 2019, the maximum remaining potential payments related to contingent consideration from business combinations is $630 million plus other amounts calculated as a percentage of commercial sales in cases where there is not a specified maximum contractual payment amount.
Changes in the contingent consideration liability balance for the same period in prior year included $10 million in Interest expense for accretion of the liability due to the passage of time.
Contingent consideration liabilities are reported in “Provisions & other non-current liabilities" and "Provisions & other current liabilities” based on the projected timing of settlement which is estimated to range from 2020 through 2029 for contingent consideration obligations as of June 30, 2019.
Financial Debts
The below table summarizes current and non-current Financial debts outstanding as of June 30, 2019 and December 31, 2018. The below Financial debts are measured at amortized costs.

($ millions)	June 30, 2019	December 31, 2018
Non-current financial debts
Facility A	498	—
Facility B	792	—
Facility C	396	—
Local facilities (Japan)	65	—
Revolving facility	—	—
Total non-current financial debts	1,751	—

Current financial debts
Bridge Facility	1,496	—
Local facilities:
Japan	86	—
All others	129	32
Other short-term financial debts	48	15
Derivatives	12	—
Total current financial debts	1,771	47
Total financial debts	3,522	47

Alcon entered into the below borrowing arrangements in connection with the Spin-Off, as described in the Form 20-F and Note 3 to these Condensed Consolidated Interim Financial Statements. Interest expense recognized for Financial debts was $27 million and $31 million in the three and six months ended June 30, 2019.
Bridge Loan, Term Loan, and Revolving Credit Facilities
On March 6, 2019, the Company entered into a $1.5 billion unsecured 364-day bridge loan facility with two extension options, each for a period of 180 days (the "Bridge Facility"), a $0.5 billion unsecured three-year term loan facility ("Facility A"), a $0.8 billion unsecured five-year term loan facility ("Facility B"), a $0.4 billion (or the equivalent in EUR) unsecured five-year term loan facility ("Facility C") and a $1 billion unsecured five-year committed multicurrency revolving credit facility (the "Revolving Facility" and, together with the Bridge Facility, Facility A, Facility B and Facility C, the "Facilities"). On April 2, 2019, Alcon borrowed $3.2 billion against the bridge and other term loans. The Revolving Facility was undrawn as of June 30, 2019.
The Facilities bear interest rates equal to the interest rate benchmark (prevailing Euro Interbank Offered Rate (“EURIBOR”) in the case of loans denominated in EUR, USD prevailing London Interbank Offered Rate (“LIBOR”) in the case of loans denominated in USD and CHF LIBOR in the case of loans denominated in CHF), plus an applicable margin.
The Company and certain of its subsidiaries are the borrowers under the Facilities and the Company guarantees the borrowings of such subsidiaries under the Facilities. In addition, the Revolving Facility includes a mechanism through which certain subsidiaries, as approved by the lenders, can accede as a borrower.

The Company is permitted to voluntarily prepay loans under the Facilities, in whole or in part, without penalty or premium subject to certain minimum prepayment amounts and the payment of accrued interest on the amount prepaid and customary breakage costs. The Bridge Facility has a mandatory prepayment provision, pursuant to which the Company would have to apply proceeds from relevant debt capital markets transactions in prepayment under the Bridge Facility.

The terms of the Facilities include certain events of default and covenants customary for investment grade credit facilities, including restrictive covenants that will limit, among other things, the grant or incurrence of security interests over any of the Company’s assets, the incurrence of certain indebtedness and entry into certain fundamental change transactions. The Facilities do not contain any financial covenants.
Local Bilateral Facilities
In February 2019, the Company entered into a number of local bilateral facilities in different countries, with the largest share of borrowings in Japan.  A total of $0.3 billion was drawn including $0.1 billion in two lines for Japan. All local bilateral lines are classified as current with a maturity date in one year or less, with the exception of one line in Japan with a maturity date in 2021 which is classified as non-current.
Derivatives

As of June 30, 2019, the net value of hedging positions for derivative forward contracts and swaps was $11 million, including $1 million of unrealized gains in Other current assets and $12 million of unrealized losses in Current financial debts. A master netting agreement was executed for derivatives financial instruments, however, there were no derivative financial instruments meeting the offsetting criteria under IFRS as of June 30, 2019. The Company did not hold derivative financial instruments as of December 31, 2018.

Nature and extent of risks arising from financial instruments
Note 24 to the Combined Financial Statements in the Form 20-F contains a summary of the nature and extent of risks arising from financial instruments. The "Foreign currency exchange rate risk" portion of the risk management policy has been updated below to reflect the Company's use of derivative financial instruments. There have been no other significant changes in the risk management policies since the date of the Form 20-F.
Foreign currency exchange rate risk
The Company uses the US Dollar as its reporting currency and is therefore exposed to foreign currency exchange movements, primarily in Euro, Japanese Yen, Chinese Renminbi and emerging market currencies. Fluctuations in the exchange rate between the US Dollar and other currencies can have a significant effect on both the Company’s results of operations, including reported sales and earnings, as well as on the reported value of our assets, liabilities and cash flows. This, in turn, may significantly affect the comparability of period-to-period results of operations.
The Company manages its global currency exposure by engaging in hedging transactions where management deems appropriate (forward contracts and swaps). Specifically, Alcon enters into various contracts that reflect the changes in the value of foreign currency exchange rates to preserve the value of assets.